CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (12,423,734)	$ (2,302,257)	[1]	$ (10,192,869)	$ (28,500,965)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense		3,360,917	147,652	[1]	1,305,829	319,718
Provision for doubtful accounts			103,043	[1]	145,512	2,825,124
Depreciation and amortization		23,225	257,320	[1]	306,801	505,028
Amortization of debt issuance costs						122,696
Income tax benefit						(330,124)
Equity in losses of equity method investees		30,434	76,836	[1]	129,193	31,557
Loss on disposal of assets			679,091	[1]	688,098
Change in fair value of warrant liabilities			243,999	[1]	112,642	(324,432)
Earn-out share award expense						13,700,000
Impairment of other intangible assets			63,621	[1]	216,468	2,018,628
Impairment of equity method investments						38,448
Impairment of licensed content						496,467
Foreign currency exchange gain						(81,666)
Change in assets and liabilities:
Accounts receivable		(85,823,652)	(33,765,572)	[1]	(18,802,766)	(4,263,094)
Licensed content			759,698	[1]	759,698	37,568
Inventory						122,107
Prepaid expenses and other assets		(1,931,974)	3,699,840	[1]	3,748,873	(4,788,796)
Accounts payable		3,625,307	29,200,687	[1]	13,493,865	6,960,916
Amount due to related parties		81,850,378
Accrued expenses, salary and other current liabilities		(17,769)	(264,918)	[1]	(759,918)	10,489
Deferred revenue		(116,843)	(626,396)	[1]	(1,124,119)	1,294,427
Accrued license content fees						378,964
Net cash used in operating activities		(11,423,711)	(1,727,356)		(9,972,693)	(9,426,940)
Cash flows from investing activities:
Acquisition of property and equipment		(64,828)	(53,031)	[1]	(48,555)	(3,826,697)	[2]
Proceeds from disposal of property and equipment			743	[1]	2,515,923
Disposal of Zhong Hai Shi Xun, net of cash disposed	[1]		(115,060)
Disposal of subsidiaries, net of cash disposed					(8,753)
Cash paid for the acquisition of subsidiaries					(754,361)
Investments in intangible assets	[2]					(2,992,072)
Cash paid for the acquisition of subsidiaries		(391,610)	(693,187)	[1]		(527,217)	[2]
Payments for long term investments					(2,250,000)	(3,733,750)	[2]
Capital decrease in long term investment					35,612
Deposit for investment	[2]					(172,077)
Net cash used in investing activities		(456,438)	(860,535)		(510,134)	(10,197,379)	[2]
Cash flows from financing activities
Proceeds from issuance of warrant and shares		6,427,632	1,866,301	[1]	13,618,207	20,000,000	[2]
Borrowings from related parties		25,888	90,979	[1]
Repayment of amounts due to related parties					(243,507)
Capital contribution from noncontrolling interest shareholder					490,000
Cost associated with financing activities	[2]					(294,890)
Net cash provided by financing activities		6,453,520	1,957,280		13,864,700	19,705,110	[2]
Effect of exchange rate changes on cash		(12,896)	40,130	[1]	61,409	(87,874)	[2]
Net increase (decrease) in cash, cash equivalents and restricted cash		(5,439,525)	(590,481)	[1]	3,443,282	(7,083)	[2]
Cash, cash equivalents and restricted cash at beginning of period		7,577,317	3,761,814		3,761,814	3,768,897	[2]
Cash, cash equivalents and restricted cash at end of period		$ 2,137,792	3,489,288	[1]	7,577,317	3,761,814
Supplemental disclosure of cash flow information:
Exchange of Series E Preferred Stock for Common stock			$ 7,155	[1]	$ 7,155	100	[2]
Issuance of convertible note for licensed content (Note 13)	[2]					17,717,847
Issuance of shares for the settlement of liability	[2]					75,000
Issuance of shares upon conversion of convertible note, including accrued interest and debt issuance cost (Note 13)	[2]					17,733,297
Issuance of earn-out shares (Note 13)	[2]					13,700,000
Acquisition of long term investment through transfer of Game IP rights (Note 12)	[2]					2,714,441
Workforce intangible acquired for shares (Note 8)	[2]					121,695
Payable for purchase of building	[2]					$ 987,015

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")
[2]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")